Accrued liabilities and provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 16,142,640
Abandonment cost update	(77,425)
Additions	240,627
Uses	(487,846)
Financial cost	444,136
Foreign currency translation	144,394
Transfers	12,149
Balance End Period	16,418,675
Current	1,246,455
Non-current	15,172,220
Abandonment and dismantling costs
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	13,102,128
Abandonment cost update	(77,425)
Additions	20,555
Uses	(305,037)
Financial cost	313,673
Foreign currency translation	87,942
Transfers	74
Balance End Period	13,141,910
Current	823,756
Non-current	12,318,154
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	722,788
Additions	(17,432)
Uses	(19,637)
Financial cost	104,888
Foreign currency translation	15,459
Transfers	(333)
Balance End Period	805,733
Current	55,355
Non-current	750,378
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	2,317,724
Additions	237,504
Uses	(163,172)
Financial cost	25,575
Foreign currency translation	40,993
Transfers	12,408
Balance End Period	2,471,032
Current	367,344
Non-current	$ 2,103,688